Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 49,098,841			$ 10,336,467			$ 10,689,462
VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	61,456			11,092
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	44,865,166	¥ 997,219	$ 894,277	3,324,971	¥ 1,037,629	$ 1,912,795
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 103,214	2,177,509		$ 359,796	3,690,184
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 61,456			¥ 11,092